Stock Plans, Share-Based Payments and Warrants (Details 4)	Dec. 31, 2013	May 17, 2013	Dec. 31, 2012	Dec. 31, 2013 July 2009 Warrants [Member]	Dec. 31, 2012 July 2009 Warrants [Member]	Dec. 31, 2013 March 2011 Lambda Warrants [Member]	Dec. 31, 2012 March 2011 Lambda Warrants [Member]	Dec. 31, 2013 Shareholder Rights Offering Warrants [Member]	Dec. 31, 2012 Shareholder Rights Offering Warrants [Member]	Dec. 31, 2013 Class D Warrants - Lambda [Member]	Dec. 31, 2012 Class D Warrants - Lambda [Member]	Dec. 31, 2011 Class D Warrants - Lambda [Member]	Dec. 31, 2013 Class D Warrants - Other [Member]	Dec. 31, 2012 Class D Warrants - Other [Member]	Dec. 31, 2011 Class D Warrants - Other [Member]
Class of Warrant or Right [Line Items]
Date Issued				Jul. 24, 2009		Mar. 10, 2011		Mar. 10, 2011		Nov. 14, 2007
Expiry Date				Jul. 24, 2014		Mar. 10, 2017		Mar. 10, 2016		Mar. 10, 2017
Exercise Price	0.45	0.60	0.45	22.40		0.40		0.40		0.40
Total Common Shares Issuable	13,887,598		14,679,971	33,629	33,629	2,782,577	2,782,577	2,264,817	3,057,190	8,806,575	8,806,575	8,806,575	0	0	447,197